Stockholders’ Equity (Deficit) - Schedule of Warrant Outstanding (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Warrant [Member]
Schedule of Warrant Outstanding [Line Items]
Number of Shares, Outstanding	15,000	1,140,000
Weighted Average Exercise Price, Outstanding	$ 1.05	$ 1.05
Weighted Average Exercise Price, Outstanding	$ 1.05	$ 0.41
Number of Shares, Issued		250,000
Weighted Average Exercise Price, Issue		$ 1
Number of Shares, Exercised		(250,000)
Weighted Average Exercise Price, Exercised		$ 1
Number of Shares, Cancelled/Expired		1,125,000
Weighted Average Exercise Price, Cancelled/Expired		$ 0.4
Number of Shares, Outstanding	15,000	15,000
Option [Member]
Schedule of Options Outstanding [Line Items]
Number of Shares, Outstanding
Weighted Average Exercise Price, Outstanding
Number of Shares, Issued	131,000
Weighted Average Exercise Price, Issued	$ 1
Number of Shares, Exercised
Weighted Average Exercise Price, Exercised
Number of Shares, Cancelled/Expired
Weighted Average Exercise Price, Cancelled/Expired
Number of Shares, Outstanding	131,000
Weighted Average Exercise Price, Outstanding	$ 1